Shareholder Note Payable / Related Party Transactions (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 02, 2011
Related Party Transactions [Abstract]
Related party unsecured loan payable assigned to non-affiliate				$ 1,000,000
Related party accrued interest on unsecured loan payable assigned to non-affiliate				91,711
Related party interest expense		145,009
Related party total accrued interest		149,066
Conversion of debt, shares	144,000,000
Conversion of debt, amount	180,000	343,000	652,527
Promissory note to related party, interest rate	10.00%
Promissory note to related party, due date	Jan. 02, 2014
Promissory note to related party, conversion rate to shares common stock	$ 0.02
Short-term notes payable to related parties		$ 0	$ 203,434
Short-term notes payable to related parties, conversion of debt		5,568,316